Expense Example - DAC 3D Dividend Growth ETF - DAC 3D Dividend Growth ETF Class	Nov. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208